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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Grant Spence c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2012

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2012 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 95.8%
EUROPE — 58.6%
FRANCE — 8.3%
Air Liquide SA	2,438	$306,848
Safran SA	8,039	250,477
Sanofi-Aventis SA	8,287	612,124
Schneider Electric SA	6,058	376,239
Technip SA	3,967	372,158
TOTAL FRANCE — (Cost $1,834,473)		1,917,846
GERMANY — 4.8%
Adidas AG	5,399	388,984
Daimler AG	7,470	412,781
Fresenius Medical Care AG & Co.	4,454	317,811
TOTAL GERMANY — (Cost $1,109,168)		1,119,576
NETHERLANDS — 4.7%
Gemalto NV	7,361	395,059
Heineken NV	6,952	321,185
ING Groep NV *	41,276	375,670
TOTAL NETHERLANDS — (Cost $813,644)		1,091,914
NORWAY — 1.1%
DnB NOR ASA	25,000	263,764
TOTAL NORWAY — (Cost $276,594)		263,764
RUSSIA — 2.0%
Gazprom OAO, ADR	27,204	327,808
X5 Retail Group NV, GDR 144A *	6,700	147,534
TOTAL RUSSIA — (Cost $658,749)		475,342
SWEDEN — 1.6%
Atlas Copco AB, A Shares	15,485	368,089
TOTAL SWEDEN — (Cost $397,950)		368,089
SWITZERLAND — 10.6%
ABB, Ltd. *	21,405	446,935
Cie Financiere Richemont SA	5,986	338,806
Nestle SA	12,331	706,638
Novartis AG	10,793	583,912
Syngenta AG *	1,282	387,734
TOTAL SWITZERLAND — (Cost $2,508,861)		2,464,025
UNITED KINGDOM — 25.5%
Anglo American PLC	8,178	338,152
British Sky Broadcasting Group PLC	26,766	291,027
GKN PLC	72,209	238,497

See Notes to Schedule of Investments.

1

	Shares	US$ Value
COMMON STOCKS† — Continued
EUROPE — Continued
UNITED KINGDOM — Continued
GlaxoSmithKline PLC	23,759	$527,896
HSBC Holdings PLC	80,479	671,759
Johnson Matthey PLC	9,227	298,214
Pearson PLC	19,346	357,594
Persimmon PLC	34,787	288,613
Petrofac, Ltd.	17,464	400,413
Prudential PLC	39,251	433,272
Rio Tinto PLC	3,297	197,686
Royal Dutch Shell PLC, B Shares	21,366	777,239
Serco Group PLC	36,638	293,290
Tate & Lyle PLC	22,010	229,604
Vodafone Group PLC	214,034	576,066
TOTAL UNITED KINGDOM — (Cost $5,647,292)		5,919,322
TOTAL EUROPE — (Cost $13,246,731)		13,619,878
JAPAN — 18.3%
Astellas Pharma, Inc.	6,700	275,138
Bank of Yokohama, Ltd.	62,000	287,142
Daikin Industries Ltd.	9,200	266,754
Fanuc Corp.	2,200	369,745
INPEX Corp.	45	307,006
Lawson, Inc. (a)	4,800	291,577
Mitsubishi UFJ Financial Group, Inc. (a)	87,800	402,023
Mitsui & Co., Ltd.	24,500	415,941
Mitsui Fudosan Co., Ltd.	19,000	312,346
NTT DoCoMo, Inc.	260	461,874
Osaka Gas Co., Ltd.	56,000	224,823
Sekisui House Ltd. (a)	34,000	319,391
Sony Corp.	17,200	313,897
TOTAL JAPAN — (Cost $4,372,317)		4,247,657
LATIN AMERICA — 1.5%
BRAZIL — 1.5%
Tim Participacoes SA, ADR (a)	12,251	353,441
TOTAL BRAZIL — (Cost $269,437)		353,441
TOTAL LATIN AMERICA — (Cost $269,437)		353,441
MIDDLE EAST — 1.2%
ISRAEL — 1.2%
Check Point Software Technologies Ltd. * (a)	5,100	287,079
TOTAL ISRAEL — (Cost $281,451)		287,079
TOTAL MIDDLE EAST — (Cost $281,451)		287,079

See Notes to Schedule of Investments.

2

	Shares	US$ Value
COMMON STOCKS† — Continued
OTHER AREAS — 1.1%
INDIA — 1.1%
Infosys Ltd., ADR (a)	4,700	$258,453
TOTAL INDIA — (Cost $263,498)		258,453
TOTAL OTHER AREAS — (Cost $263,498)		258,453
PACIFIC BASIN — 15.1%
AUSTRALIA — 3.8%
Incitec Pivot Ltd.	62,737	213,801
Newcrest Mining Ltd.	10,090	361,210
QR National Ltd.	78,547	309,375
TOTAL AUSTRALIA — (Cost $798,146)		884,386
CHINA — 1.1%
Mindray Medical International Ltd., ADR (a)	8,800	261,888
TOTAL CHINA — (Cost $243,500)		261,888
HONG KONG — 5.5%
AIA Group Ltd.	116,000	388,148
China Merchants Holdings International Co., Ltd. (a)	92,000	305,469
Henderson Land Development Co., Ltd.	52,000	283,290
SJM Holdings Ltd.	161,000	289,394
TOTAL HONG KONG — (Cost $1,228,999)		1,266,301
SINGAPORE — 1.7%
Oversea-Chinese Banking Corp., Ltd.	56,000	382,876
TOTAL SINGAPORE — (Cost $424,723)		382,876
SOUTH KOREA — 1.8%
Samsung Electronics Co., Ltd., GDR 144A	866	426,505
TOTAL SOUTH KOREA — (Cost $353,173)		426,505
THAILAND — 1.2%
Bangkok Bank Public Co., Ltd.	52,900	284,813
TOTAL THAILAND — (Cost $222,111)		284,813
TOTAL PACIFIC BASIN — (Cost $3,270,652)		3,506,769
TOTAL COMMON STOCKS — (Cost $21,704,086)		22,273,277
PREFERRED STOCKS — 1.4%
EUROPE — 1.4%
GERMANY — 1.4%
Henkel AG & Co. KGaA	5,459	336,681
TOTAL GERMANY — (Cost $348,510)		336,681
TOTAL EUROPE — (Cost $348,510)		336,681
TOTAL PREFERRED STOCKS — (Cost $348,510)		336,681

See Notes to Schedule of Investments.

3

	Shares	US$ Value
COLLATERAL FOR SECURITIES ON LOAN — 6.9%
State Street Navigator Securities Lending Prime Portfolio	1,600,364	$1,600,364
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $1,600,364)		1,600,364

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
State Street Bank & Trust Co., Euro Time Deposit 0.01%, 02/01/2012	$694,000	694,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $694,000)		694,000
TOTAL INVESTMENTS — (Cost $24,346,960) (b) — 107.1%		24,904,322
OTHER ASSETS LESS LIABILITIES — (7.1)%		(1,660,250)
NET ASSETS — 100.0%		$23,244,072

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 1.1%, Apparel 1.7%, Auto Manufacturers 1.8%, Auto Parts & Equipment 1.0%, Banks 9.9%, Beverages 1.4%, Building Materials 1.1%, Chemicals 5.2%, Commercial Services 1.3%, Computers 2.8%, Distribution/wholesale 1.8%, Electrical Componant & Equipment 1.6%, Engineering Construction 1.9%, Food 4.7%, Gas Distribution 1.0%, Healthcare - Products 1.1%, Healthcare - Services 1.4%, Holding Companies - Diversified 1.3%, Home Builders 2.6%, Home Furnishings 1.3%, Household Products/wares 1.4%, Insurance 5.1%, Iron/steel 0.9%, Lodging 1.2%, Machinery - Construction & Mining 1.6%, Machinery - Diversified 1.6%, Media 2.8%, Mining 3.0%, Oil & Gas 6.1%, Oil & Gas Services 3.3%, Pharmaceuticals 8.6%, Real Estate 2.6%, Retail 2.7%, Semiconductors 1.8%, Software 1.2%, Telecommunications 6.0%, and Transportation 1.3%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of January 31, 2012, the market value of the securities loaned was 1,958,096.
(b)

At January 31, 2012, the cost of investment securities for tax purposes was $24,346,960. Net unrealized appreciation of investment securities for tax purposes was $557,362, consisting of unrealized gains of $2,106,940 on securities that had risen in value since their purchase and $1,549,578 in unrealized losses on securities that had fallen in value since their purchase.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

4

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2012 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 85.0%
AFRICA — 5.1%
SOUTH AFRICA — 5.1%
Aspen Pharmacare Holdings Ltd.*	103,077	$1,314,113
MTN Group Ltd. (a)	63,567	1,082,600
TOTAL SOUTH AFRICA — (Cost $1,753,441)		2,396,713
TOTAL AFRICA — (Cost $1,753,441)		2,396,713
EUROPE — 8.7%
RUSSIA — 7.0%
Gazprom OAO, ADR (a)	26,073	314,180
Gazprom OAO, ADR, (London Intl.)	98,706	1,194,342
LUKOIL, ADR (a)	13,558	790,974
Novolipetsk Steel, GDR 144A	28,500	702,240
X5 Retail Group NV, GDR *144A	13,900	306,078
TOTAL RUSSIA — (Cost $3,390,953)		3,307,814
TURKEY — 1.7%
Turkiye Garanti Bankasi AS	226,118	816,995
TOTAL TURKEY — (Cost $889,934)		816,995
TOTAL EUROPE — (Cost $4,280,887)		4,124,809
LATIN AMERICA — 22.2%
BRAZIL — 10.1%
Banco do Brasil SA	40,300	627,150
Cia Hering	29,600	711,539
Cosan SA Industria Comercio	51,100	826,807
Localiza Rent a Car SA	66,700	1,095,251
PDG Realty SA Empreendimentos e Participacoes	169,400	686,442
Tim Participacoes SA	150,593	836,053
TOTAL BRAZIL — (Cost $3,877,498)		4,783,242
CHILE — 1.1%
Banco Santander Chile, ADR	6,300	513,450
TOTAL CHILE — (Cost $421,331)		513,450
MEXICO — 6.8%
America Movil SAB de CV	1,078,800	1,256,411
Grupo Financiero Banorte SAB de CV, Series O	233,600	931,956
Mexichem SAB de CV	308,700	1,065,781
TOTAL MEXICO — (Cost $3,453,147)		3,254,148
PERU — 4.2%
Cia de Minas Buenaventura SA, ADR	19,100	819,390

See Notes to Schedule of Investments.

1

	Shares	US$ Value
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
PERU — Continued
Credicorp Ltd.	10,600	$1,204,796
TOTAL PERU — (Cost $1,751,340)		2,024,186
TOTAL LATIN AMERICA — (Cost $9,503,316)		10,575,026
OTHER AREAS — 6.9%
INDIA — 6.9%
Infosys Technologies Ltd.	16,118	893,181
Infrastructure Development Finance Co., Ltd.	326,160	883,590
Maruti Suzuki India Ltd.	26,002	621,376
Tata Steel Ltd.	96,314	881,718
TOTAL INDIA — (Cost $3,932,592)		3,279,865
TOTAL OTHER AREAS — (Cost $3,932,592)		3,279,865
PACIFIC BASIN — 42.1%
CHINA — 12.2%
China Taiping Insurance Holdings Co., Ltd. *(a)	396,800	736,776
CNOOC Ltd.	719,000	1,472,247
Dongfang Electric Corp. Ltd., H Shares	224,200	662,022
Industrial and Commercial Bank of China Ltd., H Shares (a)	2,656,310	1,863,284
Lenovo Group Ltd.	1,350,000	1,075,781
TOTAL CHINA — (Cost $5,061,829)		5,810,110
HONG KONG — 0.9%
SJM Holdings Ltd.	224,000	402,635
TOTAL HONG KONG — (Cost $245,223)		402,635
INDONESIA — 2.0%
Bank Mandiri Tbk PT	1,283,000	956,185
TOTAL INDONESIA — (Cost $872,806)		956,185
MALAYSIA — 3.8%
Axiata Group Berhad	636,722	977,479
CIMB Group Holdings Berhad	373,186	847,704
TOTAL MALAYSIA — (Cost $1,350,110)		1,825,183
SOUTH KOREA — 12.8%
Hyundai Mobis*	4,422	1,090,394
Korean Reinsurance Co.	73,890	943,892
LG Display Co., Ltd.*	22,170	581,214
Samsung Electronics Co., Ltd.	2,900	2,857,792
Samsung Engineering Co., Ltd.	3,184	607,974
TOTAL SOUTH KOREA — (Cost $4,791,078)		6,081,266
TAIWAN — 6.8%
Chinatrust Financial Holding Co., Ltd.	1,269,048	819,225

See Notes to Schedule of Investments.

2

	Shares	US$ Value
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
TAIWAN — Continued
Taiwan Semiconductor Manufacturing Co., Ltd.	565,822	$1,501,209
Wistron Corp.	610,008	915,399
TOTAL TAIWAN — (Cost $2,731,947)		3,235,833
THAILAND — 3.6%
CP ALL PCL	431,000	815,311
Kasikornbank PCL	215,900	900,602
TOTAL THAILAND — (Cost $1,262,395)		1,715,913
TOTAL PACIFIC BASIN — (Cost $16,315,388)		20,027,125
TOTAL COMMON STOCKS — (Cost $35,785,624)		40,403,538
PREFERRED STOCKS — 12.8%
LATIN AMERICA — 12.8%
BRAZIL — 12.8%
AES Tiete SA (shown in units of 1,000)	56,312	806,069
Itau Unibanco Holding SA	55,700	1,119,611
Petroleo Brasileiro SA	166,100	2,335,781
Vale SA, Class A	75,277	1,839,271
TOTAL BRAZIL — (Cost $5,402,834)		6,100,732
TOTAL LATIN AMERICA — (Cost $5,402,834)		6,100,732
TOTAL PREFERRED STOCKS — (Cost $5,402,834)		6,100,732
COLLATERAL FOR SECURITIES ON LOAN — 4.8%
State Street Navigator Securities Lending Prime Portfolio	2,291,286	2,291,286
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $2,291,286)		2,291,286

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
State Street Bank & Trust Co., Euro Time Deposit 0.01%, 02/01/2012	$1,312,000	1,312,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $1,312,000)		1,312,000
TOTAL INVESTMENTS — (Cost $44,791,744) (b) — 105.4%		50,107,556
OTHER ASSETS LESS LIABILITIES — (5.4)%		(2,547,776)
NET ASSETS — 100.0%		$47,559,780

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Manufacturers 1.3%, Auto Parts & Equipment 2.3%, Banks 20.6%, Chemicals 2.2%, Commercial Services 2.3%, Computers 6.1%, Diversified Financial Services 1.7%, Electric 1.7%, Electrical Componant & Equipment 1.4%, Electronics 1.2%, Engineering Construction 1.3%, Food 2.4%, Healthcare - Products 2.8%, Home Furnishings 6.0%, Insurance 3.5%, Iron/steel 1.9%, Lodging 0.8%, Mining 5.6%, Oil & Gas 12.8%, Private Equity 1.9%, Real Estate 1.4%, Retail 1.7%, Semiconductors 3.2%, Steel 1.5%, Telecommunications 8.7%, and Textiles 1.5%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of January 31, 2012, the market value of the securities loaned was $2,485,877.
(b)

At January 31, 2012, the cost of investment securities for tax purposes was $44,791,744. Net unrealized appreciation of investment securities for tax purposes was $5,315,812, consisting of unrealized gains of $7,107,196 on securities that had risen in value since their purchase and $1,791,384 in unrealized losses on securities that had fallen in value since their purchase.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

4

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS

1.  Additional Information Regarding Valuation and Investments

Foreign Investments - The Funds will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over the counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost. Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are taken at fair value as determined in good faith by or in accordance with valuation procedures approved by the trustees of the Trust (the “Trustees”), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of any Fund’s portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith in accordance with valuation procedures approved by the Trustees, which may include the use of a third party valuation service. During the period covered by this report, certain foreign securities held by the Funds were subject to Fair value pricing adjustments made at the direction of third-party pricing vendors approved by the Board. Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities, which generally represent a transfer from a Level 1 to a Level 2 security (as such classifications are described in more detail below), will be classified as a Level 2 security. If fair value pricing adjustments are not made, these securities will be classified as Level 1. As of January 31, 2012, the Fund held no securities that had been fair valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures other than those valued by the third-party pricing service.

Fair Value Measurement - The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

•  Level 1 - Valuations based on quoted prices for identical securities in active markets.

•  Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used as of January 31, 2012 in valuing each Fund’s investments carried at value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stocks	$22,273,277	$—	$—	$22,273,277
Preferred Stocks	336,681	—	—	336,681
Short-Term Investments	—	694,000	—	694,000
Collateral for Securities on Loan	—	1,600,364	—	1,600,364
Total Investments	$22,609,958	$2,294,364	$—	$24,904,322
MCBT Global Emerging Markets Fund
Common Stocks	$40,403,538	$—	$—	$40,403,538
Preferred Stocks	6,100,732	—	—	6,100,732
Short-Term Investments	—	1,312,000	—	1,312,000
Collateral for Securities on Loan	—	2,291,286	—	2,291,286
Total Investments	$46,504,270	$3,603,286	$—	$50,107,556

State Street Corporation

Limited Access

Effective July 31, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 of the fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended January 31, 2012.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: March 28, 2012	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2012	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Date: March 28, 2012	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)                         Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)                      Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.